Tradr 2X Long SPY Monthly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$1,722,121
TOTAL NET ASSETS — 100.0%	$1,722,121

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	SPDR S&P 500 ETF Trust	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/2/25	$1,055,001	$-	$(18,843)
Clear Street	SPDR S&P 500 ETF Trust	Receive	5.33% (OBFR01* + 100bps)	At Maturity	10/29/25	2,326,866	-	93,985
TOTAL EQUITY SWAP CONTRACTS								$75,142

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.